Group income statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Revenue and other operating income	$ 48,538	$ 67,866	$ 104,720	$ 117,124
Share of profit (loss) of joint ventures accounted for using equity method	360	62	555	441
Share of profit (loss) of associates accounted for using equity method	231	127	404	998
Interest And Other Income1	378	142	626	336
Gain On Disposals, Property, Plant And Equipment And Disposal Of Investments In Subsidiaries, Joint Ventures And Associates	(28)	1,309	125	1,827
Revenue	49,479	69,506	106,430	120,726
Cost of inventories recognised as expense during period	29,172	39,141	58,294	66,949
Production And Manufacturing Expenses, Excluding Taxes	6,231	7,601	13,213	14,576
Tax expense other than income tax expense	404	624	878	1,129
Depreciation, depletion and amortization	3,923	3,512	7,723	7,137
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	1,269	445	1,357	26,476
Expense arising from exploration for and evaluation of mineral resources	293	128	399	220
Distribution and administrative expense	3,834	3,453	7,581	6,533
Profit (loss) from operating activities	4,353	14,602	16,985	(2,294)
Finance costs	920	556	1,763	1,220
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(61)	(17)	(119)	(37)
Profit (loss) before tax	3,494	14,063	15,341	(3,477)
Tax expense (income)	1,541	4,527	4,966	7,057
Profit (loss)	1,953	9,536	10,375	(10,534)
Attributable to
Profit (loss), attributable to owners of parent	1,792	9,257	10,010	(11,127)
Profit (loss), attributable to non-controlling interests	$ 161	$ 279	$ 365	$ 593
Ordinary shares [member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	$ 0.1022	$ 0.4774	$ 0.5653	$ (0.5721)
Diluted earnings (loss) per share	0.1001	0.4718	0.5540	(0.5721)
ADS [Member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	0.61	2.86	3.39	(3.43)
Diluted earnings (loss) per share	$ 0.60	$ 2.83	$ 3.32	$ (3.43)